UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ X ]; Amendment Number:  _1__
  This Amendment (Check only one.):[  ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA
Address:   25, avenue Matignon
           75008 Paris France

13F File Number:  28-3570

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Attorney-in-Fact
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  March 11, 2008
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     8

Form 13F Information Table Entry Total:            8,451

Form 13F Information Table Value Total:     $305,770,913 (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 01  ALLIANCEBERNSTEIN L.P. (28-2321)
 02 AXA ASSURANCES I.A.R.D. MUTUELLE (28-3636), AXA ASSURANCES VIE MUTUELLE (28-3638) and AXA COURTAGE ASSURANCE MUTUELLE (28-3640)
       (collectively, the "Mutuelles AXA"), as a group
 03  AXA FINANCIAL, INC. (28-3344)
 04  AXA ROSENBERG INVESTMENT MANAGEMENT LLC  (28-1734)
 05  AXA EQUITABLE LIFE INSURANCE COMPANY (formerly known as The Equitable
          Life Assurance Society of the United States) (28-42)
 09  MONY LIFE INSURANCE COMPANY


On December 2, 2005, Boston Advisors, Inc. (13F File No. 28-7196), Advest, Inc. (13F File No. 28-4159), and Independent Portfolio Consultants (13F File No. 28-11449) were sold to Merrill Lynch. Information on 13F securities held by these companies appears in AXA's Forms 13F-HR for the periods ending from September 30, 2004 through and including September 30, 2005.



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
FORM 13F INFORMATION TABLE
            ITEM 1             ITEM 2  ITEM 3    ITEM 4    ITEM 5         ITEM 6         ITEM 7                  ITEM 8

                               TITLE              FAIR   SHARES OR INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
                                 OF    CUSIP     MARKET  PRINCIPAL   (A)    (B)    (C)                  (A)        (B)       (C)
        Name of Issuer         CLASS   NUMBER     VALUE    AMOUNT   SOLE DEFINED OTHER     Managers     SOLE      SHARED     NONE
iShares MSCI Canada Index Fund  MSC  464286509      45.60      1900          X            05 02 03       1900         0         0
iShares MSCI Pacific ex-Japan I MSC  464286665     210.81      1900          X            05 02 03       1900         0         0
iShares MSCI United Kingdom Ind MSC  464286699     132.43      6050          X            05 02 03       6050         0         0
iShares MSCI France Index Fund  MSC  464286707      67.45      2140          X            05 02 03       2140         0         0
iShares MSCI Germany Index Fund MSC  464286806      67.82      2820          X            05 02 03       2820         0         0
iShares MSCI Japan Index Fund   MSC  464286848     658.80     48620          X            05 02 03      48620         0         0
iShares S&P Latin America 40 In S&P  464287390      29.89       210          X            05 02 03        210         0         0
iShares MSCI EAFE Index Fund    MSC  464287465     937.92     13850          X            05 02 03      13850         0         0
iShares S&P Europe 350 Index Fu S&P  464287861    1499.39     15520          X            05 02 03      15520         0         0
iShares MSCI EAFE Value Index F MSC  464288877     143.55      2180          X            05 02 03       2180         0         0
iShares MSCI EAFE Growth Index  MSC  464288885      37.27       590          X            05 02 03        590         0         0

GRAND TOTAL                                       3830.93


